NON-CONTROLLING INTERESTS (Details - Summary information) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Revenues	$ 2,625	$ 2,452	$ 1,628
Profit Loss	51	40	103
Comprehensive income	1,401	1,369	5
Profit Loss Attributable To Noncontrolling Interests	288	251	156
Property, plant and equipment, at fair value	27,096	25,257	18,358	$ 18,566
Assets	30,904	27,737
Liabilities	16,622	15,065
Borrowings	$ 11,766	10,182	7,338
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Interest held by third parties Isagen total	75.90%
Revenues	$ 1,570	1,550	728
Profit Loss	107	124	147
Comprehensive income	815	988	348
Profit Loss Attributable To Noncontrolling Interests	53	65	69
Property, plant and equipment, at fair value	15,745	14,133
Assets	18,460	15,884
Liabilities	6,411	5,180
Borrowings	8,559	7,107
Non controlling Interests	$ 6,298	5,589
Brookfield Infrastructre Fund I
Disclosure of subsidiaries [line items]
Place of business	United States, Brazil
Revenues	$ 123	118	136
Profit Loss	(34)	(22)	34
Comprehensive income	(133)	37	144
Profit Loss Attributable To Noncontrolling Interests	(29)	(18)	26
Property, plant and equipment, at fair value	1,667	1,807
Assets	1,718	1,865
Liabilities	628	631
Borrowings	556	571
Non controlling Interests	$ 850	963	958	914
Brookfield Infrastructre Fund I | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Brookfield Infrastructre Fund I | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%
Brookfield Infrastructre Fund II
Disclosure of subsidiaries [line items]
Place of business	United States, Brazil, Europe
Revenues	$ 430	394	402
Profit Loss	(20)	(23)	49
Comprehensive income	529	356	247
Profit Loss Attributable To Noncontrolling Interests	(13)	(16)	27
Property, plant and equipment, at fair value	5,153	4,816
Assets	5,430	5,125
Liabilities	2,422	2,235
Borrowings	2,040	1,881
Non controlling Interests	$ 1,682	1,654	1,441	937
Brookfield Infrastructre Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%
Brookfield Infrastructre Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%
Brookfield Infrastructre Fund III
Disclosure of subsidiaries [line items]
Interest held by third parties Isagen total	22.90%
Place of business	United States, Brazil, India, China, South Africa
Revenues	$ 53	28
Profit Loss	18	(8)
Comprehensive income	126	(8)	0
Profit Loss Attributable To Noncontrolling Interests	33	15
Property, plant and equipment, at fair value	2,149	848
Assets	3,294	855
Liabilities	1,678	319
Borrowings	1,502	313
Non controlling Interests	$ 1,852	1,085
Brookfield Infrastructre Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	69.00%
Brookfield Infrastructre Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%
The Cataylst Group
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%
Place of business	United States
Revenues	$ 135	164	160
Profit Loss	47	62	56
Comprehensive income	57	70	8
Profit Loss Attributable To Noncontrolling Interests	12	16	14
Property, plant and equipment, at fair value	964	970
Assets	1,066	1,072
Liabilities	432	466
Borrowings	413	450
Non controlling Interests	$ 134	127	121	$ 126
The Cataylst Group | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%
Isagen
Disclosure of subsidiaries [line items]
Interest held by third parties Isagen total	0.50%
Place of business	Colombia
Revenues	$ 797	819
Profit Loss	89	110
Comprehensive income	236	502	0
Profit Loss Attributable To Noncontrolling Interests		86
Property, plant and equipment, at fair value	5,401	5,275
Assets	6,526	6,539
Liabilities	3,336	3,396
Borrowings	$ 1,858	1,924
Non controlling Interests		2,391
Isagen | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	76.00%
Other subsidiaries with material noncontrolling interests including Brazil
Disclosure of subsidiaries [line items]
Place of business	United States, Brazil, Canada
Revenues	$ 32	27	30
Profit Loss	7	5	8
Comprehensive income	0	31	(51)
Profit Loss Attributable To Noncontrolling Interests		2	$ 2
Property, plant and equipment, at fair value	411	417
Assets	426	428
Liabilities	63	60
Borrowings	$ 42	41
Non controlling Interests		71
Other subsidiaries with material noncontrolling interests including Brazil | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	21.00%
Other subsidiaries with material noncontrolling interests including Brazil | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%
Isagen Institutional Investors
Disclosure of subsidiaries [line items]
Interests held by third parties	53.00%
Interest held by third parties Isagen total	52.50%
Profit Loss Attributable To Noncontrolling Interests	$ 47	47
Non controlling Interests	$ 1,701	1,675
Isagen Public non-controlling interests
Disclosure of subsidiaries [line items]
Interests held by third parties	0.50%
Profit Loss Attributable To Noncontrolling Interests	$ 0	19
Non controlling Interests	$ 9	$ 14